Commitments and Contingencies - Narrative (Details) - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Nov. 30, 2005	Dec. 31, 2016	Dec. 31, 2015
Environmental And Other Liabilities [Abstract]
Environmental insurance, maximum coverage per vessel per incident		$ 1,000,000
Plaintiff
Loss Contingencies [Line Items]
Estimated recovery		670
Aegean Oil Terminal Corporation
Loss Contingencies [Line Items]
Provision for doubtful accounts		2,040
Pending litigation
Loss Contingencies [Line Items]
Loss contingency damage sought	$ 0,01
Pending litigation | Hess Corporation
Loss Contingencies [Line Items]
Claims in compensatory damages		28,000
Standby letters of credit | P&I Club
Loss Contingencies [Line Items]
Estimated recovery		1,832
Standby letters of credit | Ongoing conversations with the end users | O. W. Bunker Group | Bankruptcy claims
Loss Contingencies [Line Items]
Provision for doubtful accounts			$ 3,119
Accounts receivable		4,951
Fraud And Fraudulent Inducement | Pending litigation | Hess Corporation
Loss Contingencies [Line Items]
Claims in compensatory damages		$ 127,000